Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	49.75
Total Transaction Valuation	360,222.21
Total Offset Amount	0.00
Net Fee	$ 49.75
Offering Table N/A
Offset Table N/A	N/A